Goodwill - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2016
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill, related to reverse acquisition				¥ 17,800,000,000
Goodwill impairment	¥ 0	¥ 0	¥ 0
Online Music and Social Entertainment [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Terminal growth rate	3.00%	3.00%
Pre-tax discount rates	15.00%	16.00%
Revenue growth rate	7.00%	9.00%
Other Business [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Terminal growth rate	3.00%	3.00%
Bottom of range [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Ratios of Enterprise Value to Revenue of Companies	0.8
Top of range [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Ratios of Enterprise Value to Revenue of Companies	5.7
Top of range [Member] | Other Business [Member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Pre-tax discount rates	19.00%	20.00%
Revenue growth rate	11.00%	11.00%